Note 6 - Additional Cash Flow Disclosures	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
6.	Additional cash flow disclosures:

Net change in non-cash operating working capital is summarized as follows:

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
		(as recast – note 3 (b))	(as recast – note 3 (b))

Prepaid expenses and other assets	$97	318	$(153)
Accounts payable and accrued liabilities	447	(444)	316
Balance, end of year	$544	(126)	$163

The Company did
not
incur any interest expense in the years ended
December
31,
2017
and
2016.

During the year ended
December
31,
2015,
the Company incurred and paid interest on the convertible promissory notes described in note
7
of
$21
thousand. In addition the Company recorded accretion expense of
$13
thousand as described in note
7.
The notes were all converted by
September 30, 2015.